Investors Mark Series Fund, Inc.

                         Supplement dated September 17, 2003 to
      Prospectus and Statement of Additional Information dated May 1, 2003

The following supplements certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2003 for Investors Mark Series Fund, Inc. ("Fund").

Executive Officers of the Fund

The following table contains information about the current principal executive officers of the Fund:



                                     Term of Office*
 Position with Fund, Name,           and Length of
  Age and Address                    Time Served                   Principal Occupation(s) During Past Five Years
 ------------------                ------------------             -----------------------------------------------

President                                  Since 7/03        Chief Financial Officer(1) - Great Hall Funds Inc.
Jennifer Lammers (42)                                        (2001-2003), Compliance Officer - Great Hall Funds
90 S. 7th Street, Suite 4300                                 (2000-2001), Managing Director and Director of
Minneapolis, MN  55402                                       Finance, Voyageur Asset Management (2000-2003), Vice
                                                             President and Manager, Financial Reporting, RBC Dain
                                                             Rauscher (1998-2000); President(1).


Vice President,                            Since 7/03        Legal and Regulatory Affairs Vice President, Chief
Assistant Secretary,                                         Compliance Officer and Secretary, Jones & Babson,
Chief Compliance Officer, and AML                            Inc. (mutual fund management company); Chief
Compliance Officer                                           Compliance Officer and Secretary, Investors Mark
Martin A. Cramer (53)                                        Advisor, LLC (mutual fund management company); Vice
4000 West 114th Street                                       President, Chief Compliance Officer and Secretary,
Suite 200                                                    Babson Funds; Vice President and Chief Compliance
Leawood, KS  66211                                           Officer, RBC Funds, Inc.; Secretary, Gold Bank Funds
                                                             (two mutual funds)(2); and formerly, Vice President,
                                                             Chief Compliance Officer, Buffalo Fund Complex(3) .

Secretary                                  Since 7/03        RBC Dain Rauscher - Vice President and Senior
Laura A. Moret (49)                                          Associate Counsel (2002-present), American Express
90 S. 7th Street, Suite 4300                                 Financial Advisors - Vice President and Group
Minneapolis, MN  55402                                       Counsel (1995 - 2002); Secretary(1).

Treasurer, Chief Financial                 Since 7/03        Compliance Officer, Great Hall Investment Funds,
Officer, and Principal Accounting                            Inc. since 2001; Vice President of RBC Dain Rauscher
Officer                                                      Inc. and Finance Manager of Voyageur Asset
Christopher J. Tomas (33)                                    Management Inc. since 2001; Senior Financial Analyst
60 South Sixth Street                                        of RBC Dain Rauscher Inc. from 1999 to 2001;
Minneapolis, MN 55402                                        Financial Analyst of RBC Dain Rauscher Inc. from
                                                             1997 to 1999; Senior Staff Accountant of RBC Dain
                                                             Rauscher Inc. during 1996.

Vice President                             Since 7/03        Voyageur Asset Management, Inc. - Managing Director
Michael Allen (54)                                           (2002 - present), RBC Centura Bank - Manager,
3201 Beechleaf Court, Suite 350                              Trustmark National Bank - Manager; Vice President(1).
Raleigh, NC  27604


--------
* Unless indicated otherwise, officers serve until their successors are duly elected and qualified.

(1) Great Hall Funds, Inc., RBC Funds, Inc., David L. Babson Growth Fund, Inc., Shadow Stock Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson-Stewart Ivory International Fund, Inc. and the Fund.

(2) Gold Bank Funds is a series fund consisting of Gold Bank Equity Fund and Gold Bank Money Market Fund. Jones & Babson, Inc. serves as Registered Transfer Agent for each of the Gold Bank Funds.

(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund.


Fund Administration and Fund Accounting

Effective May 30, 2003, BISYS Fund Services acts as the Sub-Administrator and Fund Accountant of the Fund.

Transfer Agent

Effective May 30, 2003, National Financial Data Services, The Poindexter Building, 330 W. 9th Street, Kansas City, MO 60105, acts as the Transfer Agent of the Fund.

Custodian

Effective May 29, 2003, Wells Fargo Bank Minnesota, N.A., Wells Fargo Center, Sixth and Marquette, Minneapolis, MN 55479, acts as the Custodian of the Fund.

Foreign Sub-Custodian

Effective May 29, 2003, Wells Fargo Bank Minnesota, N.A. acts as the Fund's Foreign Custody Manager.

Independent Auditors

PricewaterhouseCoopers LLP ("PWC"), 100 East Broad Street, Columbus, Ohio 43215, has been selected as independent public accountants to examine the books and records and from time to time report on the financial statements for the Fund. In addition, PWC will perform for the Fund certain non-audit services, including preparation of tax services, review of registration statements and preparation of consents for post-effective amendments.

Mid-Cap Equity Portfolio

            Reorganization of Sub-Adviser

Until July 1, 2003, Standish Mellon Asset Management Company LLC ("Standish Mellon") served as the sub-adviser to the Mid Cap Equity Portfolio of the Fund pursuant to a Sub-Advisory Agreement dated May 1, 2003 between Standish Mellon, Investors Mark Advisor, LLC and the Fund.

Standish Mellon is an indirect wholly-owned subsidiary of Mellon Financial Corporation ("MFC"). The Boston Company Asset Management LLC ("TBCAM"), an investment adviser registered under the Investment Advisers Act of 1940, is also an indirect wholly-owned subsidiary of MFC. Effective July 1, 2003, as part of a reorganization of the investment management operations of certain of MFC's subsidiaries, TBCAM assumed, and Standish Mellon transferred, all of Standish Mellon's rights and obligations under the Sub-Advisory Agreement to TBCAM. The transfer was not deemed to be a change of control for purposes of the Investment Company Act of 1940.

TBCAM furnishes the sub-advisory services to the Mid Cap Equity Portfolio on the same terms and conditions as had been provided by Standish Mellon.

         Changes to Principal Investment Strategy

Effective September 17, 2003, the principal investment strategy of the Mid Cap Equity Portfolio has been revised to read as follows:

The Portfolio invests primarily in equity securities of mid capitalization companies. Under normal conditions, the Portfolio will invest at least 80% of its assets in securities issued by mid capitalization companies. Mid capitalization companies are those companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the S&P Mid-Cap 400 Index. The S&P Mid-Cap 400 Index consists of approximately 400 companies with mid-market capitalizations relative to the market capitalizations of other U.S. companies. The S&P Mid-Cap 400 Index is reconstituted periodically to reflect changes in the marketplace.

This change in investment strategy has been approved by the Board of Directors of the Fund effective as of this date.

Investors Should Retain A Copy of This Supplement For Future Reference.








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